Summary of Significant Accounting Policies Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash [Abstract]
Restricted Cash and Cash Equivalents, Current	$ 5.8	$ 4.7
Restricted Cash and Cash Equivalents, Noncurrent	$ 6.2	$ 6.2